Earnings Per Share - Computation of Earnings Per Share (Detail) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 TWD ($) $ / shares shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 TWD ($) $ / shares shares	Dec. 31, 2016 TWD ($) $ / shares shares
Earnings per share [abstract]
Net income available to common shareholders of the parent | $	$ 363,052.7		$ 344,998.3	$ 331,713.7
Net income available to common shareholders of the parent | shares	25,930.3		25,930.3	25,930.3
Basic EPS | (per share)	$ 14.00	$ 0.46	$ 13.30	$ 12.79
Diluted EPS | (per share)	$ 14.00	$ 0.46	$ 13.30	$ 12.79